Income Tax	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Tax
9.
Income Tax

The following table illustrates the current and deferred taxes for the periods indicated:

	Year ended December 31,
	2024	2023 (as restated)*	2022 (as restated)*
	(Euros in thousands)
Current income tax	(7,790)	—	(4,522)
Deferred income tax	1,662	2,345	(9,811)
Taxes on income	(6,128)	2,345	(14,333)

During the year ended December 31, 2024, the Group generated net profit mainly due to the recognition of revenue from the collaboration agreements with BMS, Genmab and Moderna and correspondingly recognized current income tax expenses.

The Group generated a net loss during the year ended December 31, 2023 and correspondingly recognized no current income tax expense and no equivalent current tax liability.

During the year ended December 31, 2022, the Group generated a net profit due to the recognition of revenue in connection with the license component of the BMS IMA401 Collaboration agreement correspondingly recognized current income tax expenses. This one-time revenue is not accounted for under German GAAP and consequently under German tax accounting. Instead, the Group recognizes revenue for the BMS agreement over the period of the clinical trial service under German GAAP.

For Immatics N.V., no profit in accordance with German tax accounting was incurred during the years ended December 31, 2024, 2023 and 2022, respectively.

For Immatics GmbH, the Group recognized a current income tax expense of €7.8 million, €0.0 million and €4.5 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The current income tax expense is calculated based on taxable income of Immatics GmbH for the year ended December 31, 2024. The Group took into account the tax losses carried forward that can be used to offset the taxable income generated during the year ended December 31, 2024 for the purpose of income tax calculation. In accordance with §10d para 2 EStG (German income tax code), 70% (corporate tax) / 60% (trade tax) of income of a given year can be offset with tax losses carried forward. Accordingly, 30% / 40% of the income before tax of Immatics GmbH is subject to income tax.

As the profit generated by Immatics GmbH. during the years ended December 31, 2024 and December 31, 2022 is considered as an one-time profit, no deferred tax assets exceeding the deferred tax liability for temporary differences have been recognized in respect of tax losses carried forward. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years, which could result in the recognition of deferred tax assets.

Immatics N.V. and Immatics US, Inc. generated losses for all periods during the years ended December 31, 2024 and December 31, 2022.

The Group continued generating losses for all entities within the Group during the year ended December 31, 2023.

The Group’s German operations were subject to a statutory tax rate of 30.2%, 30.4% and 30.4% during the year ended December 31, 2024, 2023 and 2022, respectively. The Group’s US operations were subject to a corporate income tax rate of 21% for the year ended December 31, 2024, 2023 and 2022.

Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the US Internal Revenue Code.

A reconciliation between taxes on income reflected on the Consolidated Statement of Profit and Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year ended December 31,
	2024	2023 (as restated)*	2022 (as restated)*
	(Euros in thousands)
Profit/(loss) before taxes	21,346	(96,994)	42,036
Expected taxes	(6,453)	29,475	(12,774)
Effects
Difference in tax rates	(5,428)	(4,670)	(4,868)
Permanent Differences	6,329	(6,304)	(1,123)
Utilization of previously unrecorded tax losses carried forward	14,452	—	7,067
Non-recognition of deferred taxes on tax losses and temporary differences	(15,028)	(16,156)	(2,635)
Taxes on income	(6,128)	2,345	(14,333)

* See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities

For the year ended December 31, 2024, 2023 and 2022, permanent differences relate to share-based compensation expenses, to transaction costs directly attributable and incremental to capital raises and to the change in fair value of the financial liabilities for the warrants.

Due to the limitations on ability to offset deferred tax liabilities with tax losses carried forward in accordance with 10d para 2 EStG, Immatics N.V. and Immatics GmbH need to account for all deferred tax liabilities for temporary differences whereas deferred tax assets can only be recognized to a certain percentage.

Deferred tax assets and deferred tax liabilities consist of the following:

	As of
	2024		2023 (as restated)*
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Intangible assets	—	—	—	—
Right-of-use asset	—	(3,494)	—	(3,392)
Deferred revenue	—	(12,379)	—	(18,216)
Other assets	331	(4,751)	—	(529)
Lease liabilities	3,596	—	3,472	—
Deferred expenses	—	—	—	—
Tax loss carryforward	10,893	—	11,199	—
Total	14,820	(20,624)	14,671	(22,137)
Netting	(14,820)	14,820	(14,671)	14,671
Net deferred tax assets/liabilities	—	(5,804)	—	(7,466)

* See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities

For the years ended December 31, 2024, and 2023, the Group had accumulated tax losses of €301.7 million and €361.3 million, respectively, that may be offset against future taxable profits of the Group, subject to certain limitations. For €301.7 million and €361.3 million of the accumulated tax losses, no deferred tax asset has been recognised in the financial statements. For the year ended December 31, 2024, €26 million of total tax losses is subject to a 20-year carry forward period. All other tax losses have an indefinite carry forward period.

The limitation on tax loss carry forwards in Immatics US, Inc. is 80.00% of each subsequent year’s net income, starting with losses generated after January 1, 2018. These have an indefinite carry forward period, but no carry back option. Any losses generated prior to January 1, 2018 still can be utilized at 100.00% and are subject to a twenty-year carry forward expiration period. Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the Code.